CERTIFICATION

        Pursuant to Rule 497(j) under the Securities Act of 1933, United Tax-Managed Equity Fund, Inc. (1933 Act File No. 333-95015; 1940 Act File No. 811-9789) ("Registrant") hereby certifies (a) that the respective forms of Prospectus and Statement of Additional Information used with respect to the Registrant do not differ from the Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 2 ("Amendment No. 2") to its Registration Statement on Form N-1A, which is Registrant's most recent pre-effective amendment, and (b) that Amendment No. 2 was filed electronically.


                                   UNITED TAX-MANAGED EQUITY
                                   FUND, INC.


Dated: April 4, 2000       By: /s/ Kristen A. Richards
                           ---------------------------
                                   Kristen A. Richards
                                   Vice President and Secretary